Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies

Note 9 – Commitments and Contingencies

Line of Credit Commitment – Related Party

On October 11, 2024, the Company entered into a Line of Credit Agreement (“the Agreement”) with HCWG for borrowings of up to $10.0 million. Borrowings under the Line of Credit Agreement bear interest at 10.0% per annum and increases to 14% if the Agreement is extended. Interest payments are due on the first business day of each calendar month and the unpaid principal is due on October 12, 2027. No amounts have been borrowed under the facility through September 30, 2025.

In connection with the agreement, the Company issued HCWG five-year warrants to purchase up to 312,500 shares of our common stock at an exercise price of $12.00 per share. These warrants expire on October 23, 2029. As of December 31, 2024, there were 312,500 warrants issued, outstanding and fully vested. In March 2025, 162,500 warrants were exercised in a cashless exercise, resulting in the issuance of 162,500 shares of common stock. At September 30, 2025, there are 150,000 shares of common stock remaining available to be purchased under the warrant.

The fair value of the warrants on the grant date was determined using the Black-Scholes valuation model, with the following key assumptions:

●	Fair value of common stock: $12.00

●	Expected volatility: 86%

●	Risk-free interest rate: 4.82%

●	Term: 2.5 years

The fair value of warrants at inception was $2,015,413, which was recorded as additional paid-in capital on the condensed consolidated statement of changes stockholders’ deficit for the year ended December 31, 2024, and as debt issuance costs on the balance sheet. The debt issuance costs are being amortized over the term of the line of credit and amounted to $167,951 and $503,853 for the three and nine months ended September 30, 2025. At September 30, 2025 and December 31, 2024, unamortized debt issuance costs total $1,366,458 and $1,870,316, respectively, which will be amortized over the remaining 13 months of the facility.

Litigation

From time to time, the Company is involved in various disputes, claims, liens and litigation matters arising out of the normal course of business which could result in a material adverse effect on the Company’s combined financial position, results of operations or cash flows. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that liability has been incurred, and the amount of the assessment can be reasonably estimated. As of September 30, 2025 and December 31, 2024, the Company had no liabilities recorded for loss contingencies, except as below.

License Agreement - Orient EuroPharma Co., Ltd.

On November 8, 2013, the Company entered into a collaboration agreement (“Agreement”) with Orient EuroPharma Co., Ltd. (“OEP”), pursuant to which the parties will develop certain licensed products defined in the Agreement. NeOnc will license OEP the right to commercialize the Company’s drug NEO100, a highly purified form of perillyl alcohol (“Licensed Product”), in the territories specified in the license agreement (“Territory”).

In 2023, the Company sent notice to OEP indicating their intent to terminate the Agreement with OEP, after which OEP threatened litigation. On February 15, 2024, OEP and the Company entered into a settlement agreement whereas the Company and OEP terminated the Agreement in exchange for a payment in the amount of $4,000,000 payable by the Company to OEP within ten days of the date the Company completes its initial public offering. The Company has a litigation settlement payable of $4,000,000 in the accompanying condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024, respectively. As of the date of this filing, the Company has not paid the litigation settlement amount.

On June 6, 2023, a vendor filed a complaint against the Company for breach of contract in the Central District of California. The vendor alleged that the Company improperly terminated an Intellectual Property License and Supply Agreement (“IPLSA”) and that the Company also defrauded the vendor in connection with IPLSA. This matter was settled on October 16, 2023, and the Company agreed to pay the vendor $600,000 within 5 business days of the close of the date that the Company completes an IPO or March 31, 2024, whichever occurs first. The Company has a litigation settlement payable in the accompanying condensed consolidated balance sheet at September 30, 2025 and December 31, 2024. As of the date of this filing, the Company has not paid the litigation settlement amount.

On March 31, 2024, a vendor agreed to extend the payment until May 15, 2024 for payment of an additional $25,000, payable on demand. On July 25, 2024, the arbitrator granted the implementation of interest at the statutory rate on the unpaid balance commencing May 15, 2024 until paid, therefore an additional $48,750 and $146,250 of interest expense is recognized in the accompanying condensed consolidated statement of operations during the three and nine months ended September 30, 2025, respectively.

At September 30, 2025 and December 31, 2024, an aggregate of $146,250 and $41,250 of accrued interest is included in litigation settlement payable in the accompanying condensed consolidated balance sheet.

In August 2025, the Company was awarded a grant totaling $400,000 in gross proceeds from the National Institutes of Health (NIH). The Company’s portion of the total proceeds made available from the NIH Grant is approximately $160,000, net of subcontractor costs, as allowable expenses are incurred. For the three and nine months ended September 30, 2025 no allowable expenses under the NIH grant were incurred by the Company.

In September 2025, the Company was awarded a grant totaling approximately $1,007,000 in gross proceeds from the National Institutes of Health (NIH). The Company’s portion of the total proceeds made available from the NIH Grant is approximately $245,000, net of subcontractor costs, as allowable expenses are incurred. For the three and nine months ended September 30, 2025 no allowable expenses under the NIH grant were incurred by the Company.

NEONC TECHNOLOGIES HOLDINGS, INC.
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Contingent Fee Arrangements

Placement Agent

On October 11, 2024, the Company entered into an agreement with RBW Capital Partners LLC, a division of Dawson James Securities, Inc. (“Broker”) to serve as placement agent and provide broker services in connection with the possible sale of common stock up to $10 million. If a sale is made between the Company and any institutional or individual third-party funding source introduced by the placement agent, the Company will pay a placement fee of 8% of the gross proceeds. In addition, the company agrees to pay; (a) 1.0% of the gross proceeds for non-accountable expenses; and (b) out of pocket expenses plus the costs associated with the use of a third-party electronic road show service up to $10,000. The agreement expires on January 11, 2025 and was amended and restated on January 29, 2025 to extend the term for another six months through July 29, 2025.

During the year ended December 31, 2024, we entered into agreements with investors to sell 624,999 shares of common stock at the private placement price of $16.00 per share for gross proceeds of approximately $10,000,000 (the “Private Placement”) which are currently being held in escrow until the Company has an effective registration statement on file with the SEC. In connection with the Private Placement, the Company incurred placement agent fees from Broker of $235,000 of which $225,000 is payable upon the release of the Private Placement funds from escrow. Such amounts are recorded within deferred offering costs on the consolidated balance sheet at December 31, 2024.

On January 29, 2025, the Company amended the agreement with RBW Capital Partners LLC, a division of Dawson James Securities, Inc., increasing the placement fee to 12% from 8% of the gross proceeds, and eliminated the 1% non-accountable expense fee.

Advisory Services

On October 3, 2024 as amended on January 23, 2025, the Company entered into an agreement with Broker, for financial advisory and investment banking services in connection with a direct listing of the Company’s common stock on the Nasdaq Global Market or other major US market. The agreement provides for a one-time fee of $250,000 payable three days after the direct listing and the issuance of 30,000 shares of common stock which are restricted until the shares are registered by filing a resale S-1 within 30 days after the effective date of the direct listing. In addition, the Company agreed to pay up to $100,000 for fees and expenses of legal counsel and other out-of-pocket expenses plus the costs associated with the use of a third-party electronic road show service. Such fee and expenses of legal counsel in the amount of $100,000 is included in accounts payable and deferred offering costs in the accompanying consolidated balance sheets as of December 31, 2024. The agreement expired on January 3, 2024, and was amended and restated on January 23, 2025 to extend the term for another six months through July 23, 2025.

During the year ended December 31, 2023, the Company incurred $475,000 in fees with service providers which were payable upon completion of a previous planned offering, and are included in accounts payable on the December 31, 2023 consolidated balance sheet. As a result of the termination of the previous planned offering during the year ended December 31, 2024, such amounts became immediately payable and are no longer payable contingent on completion of a planned offering.

Deferred Offering Costs

As of December 31, 2023, the Company had recorded deferred offering costs of $970,582 related to a previous planned offering. During the year ended December 31, 2024, the Company terminated the previous planned offering and determined that some of those costs no longer met the criteria for capitalization as they were specific to the previous planned offering. As a result, the Company wrote off $703,796 of such costs, which was recorded within legal and professional expense on the consolidated statement of operations for the year ended December 31, 2024. Total deferred costs relating to the Private Placement and direct listing at December 31, 2024 totaled $225,000 and are recorded as deferred offering costs on the consolidated balance sheet at December 31, 2024.

Line of Credit Commitment

On October 11, 2024, the Company entered into a Line of Credit Agreement (“the Agreement”) with HCWG for borrowings of up to $10.0 million. Borrowings under the Line of Credit Agreement bear interest at 10.0% per annum and increases to 14% if the Agreement is extended. Interest payments are due on the first business day of each calendar month and unpaid principal is due on October 12, 2027. No amounts have been borrowed under the facility through December 31, 2024.

In connection with the agreement, the Company issued HCWG five-year warrants to purchase up to 312,500 shares of our common stock at a per-share exercise price of $12.00. These warrants expire on October 23, 2029. As of December 31, 2024, there were 312,500 warrants issued, outstanding and fully vested.

The fair value of the warrants on the grant date was determined using the Black-Scholes valuation model, with the following key assumptions:

●	Fair value of common stock: $12.00

●	Expected volatility: 86%

●	Risk-free interest rate: 4.82%

●	Term: 2.5 years

The fair value of warrants at inception was $2,015,413, which was recorded as additional paid-in capital on the consolidated statement of stockholders’ equity for the year ended December 31, 2024, and as debt issuance costs on the balance sheet. At December 31, 2024, unamortized debt issuance costs total $1,870,316 on the balance sheet.

Equity Purchase Agreement

On October 22, 2024, we entered into an equity purchase agreement (the “Equity Purchase Agreement”) with Mast Hill Fund, LP (“Mast Hill”) pursuant to which the Company may sell and issue to the investor, and the investor may purchase from the Company, up to $50,000,000 of Company’s common shares. Under the Equity Purchase Agreement, the Company has the right, but not the obligation, to direct Mast Hill, by its delivery to the Mast Hill of a Put Notice from time to time, to purchase Put Shares (i) in a minimum amount not less than $50,000.00 and (ii) in a maximum amount up to the lesser of (a) $750,000.00 or (b) 150% of the average trading volume of the Company’s common stock during the five trading days immediately preceding the Put Date. The Company cannot draw down any funds under the Equity Purchase Agreement until the Company has an effective registration statement.

The actual amount of proceeds we receive pursuant to each Put Notice (each, the “Put Amount”) is determined by multiplying the Put Amount requested by the applicable purchase price. The purchase price for each of the Put Shares equals 95% of the Market Price, (as defined below) less the Clearing Costs (as defined below). Market Price is the lowest volume weighted average prices of the Company’s common shares on its principal market on any trading day during the Valuation Period (as defined below). The Valuation Period is the five trading days immediately following the date on which Mast Hill receives the Put Shares in its brokerage account. Clearing Costs are all the fees incurred by Mast Hill with respect to its brokerage firm, clearing firm, Company transfer agent fees, and attorney fees, with respect to the Put Shares.

The term of the Equity Purchase Agreement will commence on the effective date of the direct listing and will terminate on the earlier of (i) the date on which the Mast Hill shall have purchased Put Shares equal to the $50,000,000, (ii) twenty-four (24) months after the date of the Equity Purchase Agreement, (iii) written notice of termination by the Company to Mast Hill, (iv) this Registration Statement is no longer effective after the initial effective date of this Registration Statement, or (v) the date that, pursuant to or within the meaning of any Bankruptcy Law, the Company commences a voluntary case or any Person commences a proceeding against the Company, a receiver, trustee, assignee, liquidator or similar official is appointed for the Company or for all or substantially all of its property or the Company makes a general assignment for the benefit of its creditors.

Litigation

From time to time, the Company is involved in various disputes, claims, liens and litigation matters arising out of the normal course of business which could result in a material adverse effect on the Company’s combined financial position, results of operations or cash flows. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred, and the amount of the assessment can be reasonably estimated. As of December 31, 2024 and 2023, the Company had no liabilities recorded for loss contingencies, except as below.

On June 6, 2023, a vendor filed a complaint against the Company for breach of contract in the Central District of California. The vendor alleged that the Company improperly terminated an Intellectual Property License and Supply Agreement (“IPLSA”) and that the Company also defrauded the vendor in connection with IPLSA. This matter was settled on October 16, 2023, and the Company agreed to pay the vendor $600,000 within 5 business days of the close of the date that the Company completes an IPO or March 31, 2024, whichever occurs first. The Company recognized this as a litigation settlement expense in the accompanying consolidated statement of operations for the year ended December 31, 2023 and a litigation settlement payable in the accompany consolidated balance sheet at December 31, 2024 and 2023.

On March 31, 2024, a vendor agreed to extend the payment until May 15, 2024 for payment of an additional $25,000. The Company has not made the payment as of October 28, 2024, and the settlement is payable on demand. Such amount is included in litigation settlement payable in the accompanying consolidated balance sheet at December 31, 2024. On July 25, 2024, the arbitrator granted the implementation of interest at the statutory rate on the unpaid balance commencing May 15, 2024 until paid, therefore an additional $16,250 of interest expense is recognized in the accompanying consolidated statement of operations during the year ended December 31, 2024.